Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 912,000		$ 912,000		$ 734,000
Related party receivable, Balance outstanding	28,888,000		28,888,000		19,872,000
Recharges (Credit) of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(500,000)	7,000,000	3,100,000	17,200,000
Related party receivable, Balance outstanding	800,000		800,000		2,700,000
Recharges (Credit) of Services [Member] | Reynolds Group Holding Limited [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	200,000	100,000	700,000	200,000
Related party payable, Balance outstanding	200,000		200,000
Joint Services Agreement [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	1,800,000	700,000	4,900,000	2,200,000
Related party receivable, Balance outstanding	5,400,000		5,400,000		600,000
Sale of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	17,200,000	17,900,000	55,600,000	40,200,000
Related party receivable, Balance outstanding	23,000,000		23,000,000		17,300,000
Asset Sales [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values				500,000
Related party receivable, Balance outstanding
Purchase of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(400,000)	(900,000)	(1,100,000)	(1,100,000)
Related party receivable, Balance outstanding	(300,000)		(300,000)		(700,000)
Purchase of Goods [Member] | Autoparts Holdings [Member] | Champion Laboratories, Inc. [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	300,000	1,000,000	1,000,000	1,700,000
Related party payable, Balance outstanding	700,000		700,000		700,000
Recharges for Professional Services [Member] | Rank Group [Member]
Related Party Transaction [Line Items]
Related party, Transaction values				100,000
Related party payable, Balance outstanding